Other Gains and Losses, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Other Gains And Losses Net

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Foreign exchange gain (loss)—net	(77,439)	(104,365)	39,976
Gains on reversal of impairment loss of non-financial assets (Note 11(C))	134,992	—	—

	57,553	(104,365)	39,976